UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is included herewith.
NTAM Treasury Assets Fund
Ticker | TAFXX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the NTAM Treasury Assets Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://ntam.northerntrust.com/united-states/institutional/ntam-treasury-assets-fund. You can also request this information by contacting us at 855-351-4583 (toll free).
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NTAM Treasury Assets Fund	$10	0.10%
KEY FUND STATISTICS
Fund net assets	$5,791,608,000
Total number of portfolio holdings	76
Total net advisory fees paid	$4,419,000
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
U.S. Treasury Obligations	81.4%
Repurchase Agreements	20.0%
At https://ntam.northerntrust.com/united-states/institutional/ntam-treasury-assets-fund, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 855-351-4583 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 855-351-4583 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
NTAM Treasury Assets Fund

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2025, the registrant had adopted a “code of ethics” (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is Mr. Steven R. Sutermeister, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

NTAM Treasury Assets Fund

2025: $30,345

2024: $29,750

The fees paid to Deloitte & Touche LLP relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

NTAM Treasury Assets Fund

2025: $0

2024: $0

(c) Tax Fees

NTAM Treasury Assets Fund

2025: $3,825

2024: $3,750

The fees to Deloitte & Touche LLP relate to the preparation of the registrant’s tax returns, review of annual distributions and additional tax provision support services.

(d) All Other Fees

NTAM Treasury Assets Fund

2025: $0

2024: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) NTAM Treasury Assets Fund

2025: 0%

2024: 0%

(f) Not applicable

(g) NTAM Treasury Assets Fund

2025: $3,825

2024: $3,750

(h) The Audit Committee considered the non-audit services rendered to each of the registrant’s investment advisers and believes the services are compatible with each principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

NTAM TREASURY ASSETS FUND
ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
September 30, 2025

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

TABLE OF CONTENTS

September 30, 2025

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
U.S. TREASURY OBLIGATIONS	81.4%
U.S. Treasury Bills	60.4%
3.59%, 10/7/25(a)		$100,000	$99,930
3.95%, 10/9/25(a)		200,000	199,820
3.99%, 10/9/25(a)		125,000	124,887
4.04%, 10/9/25(a)		15,000	14,986
4.18%, 10/9/25(a)		150,000	149,865
4.05%, 10/16/25(a)		24,665	24,622
4.06%, 10/16/25(a)		100,000	99,826
4.04%, 10/23/25(a)		40,000	39,901
4.05%, 10/30/25(a)		105,000	104,655
4.06%, 10/30/25(a)		11,000	10,964
4.08%, 10/30/25(a)		55,000	54,819
4.15%, 10/30/25(a)		35,000	34,885
3.81%, 11/4/25(a)		250,000	249,034
3.88%, 11/6/25(a)		20,000	19,917
4.10%, 11/6/25(a)		120,000	119,501
4.09%, 11/12/25(a)		15,000	14,926
4.07%, 11/13/25(a)		56,740	56,460
4.11%, 11/13/25(a)		75,000	74,630
3.69%, 11/18/25(a)		15,000	14,917
4.09%, 11/18/25(a)		42,300	42,065
4.05%, 11/20/25(a)		35,000	34,799
4.13%, 11/20/25(a)		50,000	49,713
4.18%, 11/20/25(a)		75,000	74,569
4.03%, 11/28/25(a)		125,000	124,167
4.17%, 11/28/25(a)		25,000	24,833
4.20%, 11/28/25(a)		125,000	124,167
4.06%, 12/2/25(a)		60,000	59,565
4.01%, 12/4/25(a)		95,000	94,306
4.15%, 12/4/25(a)		125,000	124,086
3.96%, 12/9/25(a)		15,000	14,882
3.98%, 12/9/25(a)		35,000	34,724
3.90%, 12/16/25(a)		9,695	9,612
3.91%, 12/16/25(a)		18,320	18,163
4.08%, 12/16/25(a)		15,000	14,872
3.83%, 12/18/25(a)		20,000	19,831
3.91%, 12/23/25(a)		50,000	49,532
3.97%, 12/23/25(a)		50,000	49,532
4.11%, 12/26/25(a)		45,000	44,557
3.89%, 12/30/25(a)		25,000	24,748
3.78%, 1/2/26(a)		15,000	14,847
3.79%, 1/2/26(a)		25,000	24,745
4.11%, 1/2/26(a)		25,000	24,745
3.83%, 1/6/26(a)		30,000	29,679

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
3.84%, 1/6/26(a)		$30,000	$29,679
4.14%, 1/8/26(a)		10,000	9,886
3.68%, 1/20/26(a)		123,595	122,142
4.10%, 1/22/26(a)		91,000	89,825
3.67%, 1/27/26(a)		50,000	49,376
3.71%, 1/27/26(a)		15,000	14,813
3.73%, 1/27/26(a)		15,000	14,813
4.11%, 1/29/26(a)		100,000	98,627
3.96%, 2/12/26(a)		28,485	28,064
3.94%, 2/19/26(a)		100,000	98,455
3.92%, 2/26/26(a)		50,000	49,192
3.76%, 3/12/26(a)		30,000	29,494
3.78%, 3/12/26(a)		30,000	29,494
3.71%, 3/19/26(a)		70,000	68,779
3.70%, 3/26/26(a)		75,000	73,639
3.76%, 3/26/26(a)		15,000	14,728
3.77%, 3/26/26(a)		15,000	14,728
3.71%, 4/2/26(a)		30,000	29,436
			3,500,454
U.S. Treasury Floating Rate Notes	16.0%
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 4.07%, 10/31/25(b)		100,000	99,999
(Floating, U.S. Treasury 3M Bill MMY + 0.25%) 4.14%, 1/31/26(b)		110,905	110,927
(Floating, U.S. Treasury 3M Bill MMY + 0.15%) 4.05%, 4/30/26(b)		199,000	199,001
(Floating, U.S. Treasury 3M Bill MMY + 0.18%) 4.08%, 7/31/26(b)		35,000	35,015
(Floating, U.S. Treasury 3M Bill MMY + 0.21%) 4.10%, 10/31/26(b)		295,000	295,296
(Floating, U.S. Treasury 3M Bill MMY + 0.10%) 4.00%, 1/31/27(b)		50,000	50,004
(Floating, U.S. Treasury 3M Bill MMY + 0.16%) 4.06%, 4/30/27(b)		35,000	35,013
(Floating, U.S. Treasury 3M Bill MMY + 0.16%) 4.06%, 7/31/27(b)		100,000	99,925
			925,180
U.S. Treasury Notes	5.0%
0.38%, 12/31/25		140,000	138,723
4.25%, 12/31/25		55,000	55,018
0.75%, 4/30/26		100,000	98,044
			291,785
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,717,419)			4,717,419
REPURCHASE AGREEMENTS	20.0%
Banco Bilbao Vizcaya, dated 9/30/25, repurchase price $300,035, 4.20%, 10/1/25(c)		300,000	300,000
Citigroup Global Markets, Inc., dated 9/30/25, repurchase price $256,030, 4.20%, 10/1/25(d)		256,000	256,000

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
Citigroup Global Markets, Inc., dated 9/30/25, repurchase price $400,047, 4.20%, 10/1/25(d)		$400,000	$400,000
Fixed Income Clearing Corp., dated 9/30/25, repurchase price $200,023, 4.20%, 10/1/25(e)		200,000	200,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,156,000)			1,156,000
TOTAL INVESTMENTS (Cost $5,873,419)	101.4%		5,873,419
NET OTHER ASSETS (LIABILITIES)	(1.4%)		(81,811)
NET ASSETS	100.0%		$5,791,608

(a)Discount rate at the time of purchase.
(b)Variable rate security. Rate as of September 30, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(c)The nature and terms of the collateral received for the repurchase agreements are as follows:

Banco Bilbao Vizcaya	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Notes	$306,000	0.63%—4.00%	5/15/28—7/15/33

(d)The nature and terms of the collateral received for the repurchase agreements are as follows:

Citigroup Global Markets, Inc.	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Notes	$669,120	2.88% — 4.63%	3/31/27 — 4/30/29

(e)The nature and terms of the collateral received for the repurchase agreements are as follows:

JPMorgan Securities LLC	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Bills	$24,664	0.00%	10/30/25 — 2/5/2026
U.S. Treasury Notes	$179,336	0.38%	11/30/25
Total	$204,000
At September 30, 2025 the asset allocations for the NTAM Treasury Assets Fund were:

Asset Allocation	% of Net Assets
U.S. Treasury Bills	60.4%
U.S. Treasury Floating Rate Notes	16.0
U.S. Treasury Notes	5.0
Repurchase Agreements	20.0
Total	101.4%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

September 30, 2025

Amounts in thousands	NTAM Treasury Assets Fund
Assets:
Investments at amortized cost, which approximates fair value	$4,717,419
Repurchase agreements at cost, which approximates fair value	1,156,000
Cash	8
Receivable for interest	7,986
Prepaid expenses	25
Total Assets	5,881,438
Liabilities:
Securities purchased payable	69,042
Distributions payable to shareholders	20,190
Investment advisory fees payable	378
Accounting and Administration fees payable	137
Regulatory and Compliance fees payable	53
Trustee fees payable	1
Other accrued expenses and payables	29
Total Liabilities	89,830
Net Assets	$5,791,608
Net Assets	$5,791,608
Shares of common stock outstanding	5,791,570
Net asset value per share	$1.00
Net Assets:
Paid in capital	$5,791,516
Distributable earnings	92
Net Assets	$5,791,608

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the year ended September 30, 2025

Amounts in thousands	NTAM Treasury Assets Fund
Investment Income:
Interest income	$255,738
Operating expenses:
Investment advisory	6,322
Accounting and Administration	806
Regulatory and Compliance	319
Trustees	85
Other	236
Total expenses	7,768
Expenses reduced by Adviser	(1,903)
Net expenses	5,865
Net investment income	249,873
Realized Gains from Investment Activities:
Net realized gains from investment transactions	61
Net realized gains from investment activities	61
Change in Net Assets Resulting from Operations	$249,934

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended September 30, 2025 and 2024

	NTAM Treasury Assets Fund
Amounts in thousands	September 30, 2025	September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$249,873	$367,646
Net realized gains from investment transactions	61	71
Change in net assets resulting from operations	249,934	367,717
Dividends paid to shareholders:
From distributable earnings	(249,873)	(367,646)
Total dividends paid to shareholders	(249,873)	(367,646)
Capital Transactions:
Proceeds from sale of shares	15,177,900	14,540,800
Value of shares issued to shareholders in reinvestment of dividends	252,824	382,732
Value of shares redeemed	(15,361,848)	(17,963,511)
Change in net assets from capital transactions	68,876	(3,039,979)
Change in net assets	68,937	(3,039,908)
Net assets:
Beginning of year	5,722,671	8,762,579
End of year	$5,791,608	$5,722,671
Share Transactions
Sold	15,177,900	14,540,800
Reinvested	252,824	382,732
Redeemed	(15,361,848)	(17,963,511)
Change	68,876	(3,039,979)

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	NTAM Treasury Assets Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from operations:
Net investment income	0.04	0.05	0.04	0.01	— (a)
Net realized gains from investments(a)	—	—	—	—	—
Total from investment operations	0.04	0.05	0.04	0.01	—
Less distributions paid:
From net investment income	(0.04)	(0.05)	(0.04)	(0.01)	(— )(a)
From net realized gains on investments	—	—	—	(— )(a)	(— )(a)
Total distributions paid	(0.04)	(0.05)	(0.04)	(0.01)	—
Change in net asset value	—	—	—	—	—
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.43%	5.40%	4.47%	0.66%	0.03%
Ratios/Supplemental data:
Net assets, end of year (000's)	$5,791,608	$5,722,671	$8,762,579	$7,685,839	$7,729,359
Ratio of net expenses to average net assets	0.10%	0.10%	0.10%	0.09%	0.07%
Ratio of net investment income to average net assets	4.34%	5.27%	4.46%	0.68%	0.02%
Ratio of gross expenses to average net assets(b)	0.13%	0.13%	0.13%	0.13%	0.13%

(a)	Amount is less than $0.005 per share.
(b)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011.  On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The NTAM Treasury Assets Fund (the "Fund") is a series of the Trust, and commenced operations on April 4, 2018. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund may be made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act. These financial statements and notes only relate to the Fund.
The Fund is a diversified fund. The investment objective of the Fund is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in United States (“U.S.”) Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.
The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).
Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
A. Significant accounting policies are as follows:
INVESTMENT VALUATION
Investments are recorded at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accruing or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. The Trustees have designated Northern Trust Investments, Inc. (the “Adviser” or “NTI”), as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when amortized cost does not approximate fair value.
The following is a summary of the valuation inputs used as of September 30, 2025 in valuing the Fund's investments based upon the three fair value levels as follows:
• Level 1 —quoted prices in active markets for identical assets
• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Amounts in thousands	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments held by the NTAM Treasury Assets Fund*	$ —	$5,873,419	$ —	$5,873,419

*	See additional categories in the Schedule of Investments.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

As of September 30, 2025, there were no Level 1 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the year ended September 30, 2025.
REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Fund to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited. The Fund has entered into such repurchase agreements at September 30, 2025, as reflected in the accompanying Schedule of Investments.

Amounts in thousands	Gross Amounts not Offset in the Statement of Assets & Liabilities
Counterparty	Gross Amounts of Assets Presented in Statements of Assets & Liablities	Financial Instruments*	Net Amount
Banco Bilbao Vizcaya	$ 300,000	$(300,000)	$ —
Citigroup Global Markets, Inc.	656,000	(656,000)	—
JPMorgan Securities LLC	200,000	(200,000)	—
	$ 1,156,000	$(1,156,000)	$ —
*Collateral received is reflected up to the fair market value of the repurchase agreement.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.
EXPENSE ALLOCATIONS
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.
DIVIDENDS AND DISTRIBUTIONS
Dividends from net income are declared daily and paid monthly by the Fund to its shareholders. Net income includes the interest accrued on the Fund’s assets less estimated expenses. The Fund’s net realized short-term capital gains, if any, are distributed at least annually.
Distributions from net investment income and from net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g.,

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
FEDERAL INCOME TAX INFORMATION
No provision is made for federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
As of September 30, 2025, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s federal tax returns for the tax years ended September 30, 2025, 2024, 2023 and 2022 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Management of the Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with the financial information presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets & Liabilities as “total assets”, and significant segment expenses are listed on the accompanying Statement of Operations.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with NTI to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the annualized rate of 0.11%.
Foreside Financial Services, LLC (the “Placement Agent”) provides private placement services to the Fund pursuant to a placement agent agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Placement Agent acts as an agent of the Trust in connection with the offering of the shares of the Fund on a private placement basis to eligible investors only. The Adviser, at its own expense, pays the Placement Agent an asset-based fee, which is calculated and billed monthly, for these services and reimbursement for certain expenses incurred on behalf of the Fund.
The Northern Trust Company (“Northern Trust”), an affiliate to NTI, serves as the administrator, transfer agent, custodian, and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund pays Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.
Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.
The officers of the Trust are affiliated with Foreside, Northern Trust, or the Placement Agent and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2025, the Trust paid each Trustee who is not an  “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. Effective April 1, 2025, the Trust pays an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the year ended September 30, 2025, the aggregate Trustee compensation paid by the Trust was $415,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.
The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of the compensation paid to each Independent Trustee, expenses associated with an Independent Trustee's attendance at Board meetings and other Trust related travel, expenses of third party consultants engaged by the Board, any membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to 0.10% of the average daily net assets of the Fund until January 28, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (exclusive of the compensation paid to each Independent Trustee, expenses associated with an Independent Trustee's attendance at Board meetings and other Trust related travel, expenses of third party consultants engaged by the Board, any membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses automatically renews annually from year to year on the effective date of each subsequent annual update to the Fund's registration statement, until such time as the Adviser provide written notice of non-renewal.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

The Adviser may reimburse additional expenses or waive all or a portion of the management fee of the Fund from time to time, including to avoid a negative yield, and such amounts are not subject to recoupment in future periods. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the year ended September 30, 2025, the Adviser did not voluntarily waive or reimburse any additional expenses.
For the year ended September 30, 2025, the Fund incurred advisory fees payable to NTI, contractual expense waivers and/or reimbursements from NTI, and paid expense recoupments to NTI, as follows:

Amounts in thousands	Advisory Fee to NTI	Expenses Reduced by NTI	Advisory Fees Recouped by NTI
NTAM Treasury Assets Fund	$6,322	$1,903	$—

The balances of recoverable expenses to NTI by the Fund at September 30, 2025 were as follows (in thousands):

For the:	Expiring	NTAM Treasury Assets Fund
Year ended September 30, 2023	September 30, 2026	$2,297
Year ended September 30, 2024	September 30, 2027	2,173
Year ended September 30, 2025	September 30, 2028	1,903
Balances of Recoverable Expenses to the Adviser		$6,373
C. Other Risks
General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, disruptions to business operations and supply chains, staffing shortages, or adverse investor sentiment could cause the value of your investment in the Fund, or its yield, to decline. The market value of the securities in which the Fund invests may be impacted in response to the prospects of particular sectors or governments, general economic conditions, and/or other events (such as pandemics, terrorism, etc.) throughout the world due to increasingly interconnected global economies and financial markets. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. These events can have a significant impact on the Fund’s operations and performance.
 D. Federal Income Tax
As of September 30, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

Amounts in thousands	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NTAM Treasury Assets Fund	$5,873	$—	$—	$—
The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2025 and September 30, 2024 for the Fund were as follows:

Amounts in thousands	Ordinary Income	Net Long Term Gains	Total Taxable Distributions Paid	Tax Return of Capital	Total Distributions Paid
2025	$252,824	$—	$252,824	$—	$252,824
2024	382,732	—	382,732	—	382,732

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

As of the latest tax year ended September 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Amounts in thousands	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Depreciation	Total Accumulated Earnings
NTAM Treasury Assets Fund	$20,282	$ —	$20,282	$(20,190)	$ —	$ —	$92

At September 30, 2025, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders of the NTAM Treasury Assets Fund and the Board of Trustees of Advisers Investment Trust
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the NTAM Treasury Assets Fund (the “Fund”), one of the funds constituting Advisers Investment Trust (the “Trust”), as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
November 20, 2025
We have served as the auditor of one or more Northern Trust investment companies since 2002.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

September 30, 2025 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

PROXY DISCLOSURES

September 30, 2025 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

September 30, 2025 (Unaudited)

Included on page 11 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

September 30, 2025 (Unaudited)

Not applicable.

(This page has been intentionally left blank)

(This page has been intentionally left blank)

(This page has been intentionally left blank)

Investment Adviser
Northern Trust Investments, Inc.
50 South LaSalle Street
Chicago, Illinois 60603
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Placement Agent
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
855-351-4583 (toll free)

NT 09/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 of this Form N-CSR is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	November 26, 2025

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	November 26, 2025